Accounts receivable, net	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 5 — Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	14,431,613	25,178,557	3,532,940
Less: allowance for expected credit loss	(4,588,786)	(2,232,523)	(313,257)
Accounts receivable, net	9,842,827	22,946,034	3,219,683

The following table summarizes the changes in allowance for expected credit loss:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	4,862,941	4,588,786	647,886
Provision for expected credit loss	274,155	590,534	83,113
Recovery	-	1,765,729	248,512
Exchange rate difference	-	-	(3,004)
Ending balance	4,588,786	2,232,523	313,257